UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 121,479	$ 42,189
Accounts receivable, net of allowance of $903, and $20 as of March 31, 2020 and December 31, 2019	15,977	13,893
Unbilled receivables	3,988	5,036
Prepaid income taxes	351	308
Deferred transaction costs		1,878
Prepaid expenses and other current assets	3,273	2,711
Total current assets	145,068	66,015
Property and equipment, net	4,087	4,024
Intangible assets, net	2	18
Deferred income taxes	5,045	1,474
Total assets	154,202	71,531
Current liabilities
Accounts payable	2,267	768
Accrued liabilities	753	1,188
Accrued compensation and benefits	5,594	5,337
Accrued income taxes	1,107	869
Other current liabilities	51	138
Total liabilities	9,772	8,300
Commitments and contingencies (Note 11)
Convertible preferred stock, no par value, 0 and 1,047,942 shares authorized and outstanding as of March 31, 2020 and December 31, 2019, respectively		9,187
Stockholders’ equity (Note 8)
Common stock, $0.0001 par value; 110,000,000 shares authorized; 50,833,619 and 21,644,392 issued and outstanding as of March 31, 2020 and December 31, 2019, respectively	5	2
Additional paid-in capital	113,629	18,650
Retained earnings	30,796	35,392
Total stockholders' equity	144,430	54,044
Total liabilities, convertible preferred stock, and stockholders' equity	$ 154,202	$ 71,531